COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Minimum Rental Payments Under Operating Lease Agreements
The minimum rental payments are as follows:
Year

2014	$1,239
2015	$975
2016	$82